INCOME TAX - Summary of reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%
State taxes, net of federal tax benefit	4.30%	4.30%
Change in fair value of Bridge Note- bifurcated derivative	0.70%	(0.70%)
Change in fair value of PIPE forward contract derivatives	1.00%	(1.40%)
Initial fair value of ELOC	(1.20%)
Initial fair value of Additional Bridge	0.10%
Change in fair value of Exchange Note	(0.60%)
Change in fair value of ELOC	0.00%
Change in fair value of Additional Bridge Note	0.00%
Change in valuation allowance	(25.30%)	(29.30%)
Income tax provision	0.00%	(6.10%)